CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($)		Dec. 31, 2021 CAD ($)
Cash flows provided by (used in) operating activities
Income (loss) before income taxes	$ 3,923		$ 5,097
Adjustments:
Interest expense related to financing activities	279		186
Increase (decrease) in insurance and investment contract liabilities	(11,214)		2,415
Decrease (increase) in reinsurance assets	(951)		86
Realized and unrealized (gains) losses and foreign currency changes on invested assets	17,739		1,639
Sales, maturities and repayments of invested assets	53,535		55,189
Purchases of invested assets	(57,153)		(64,592)
Income taxes received (paid)	(795)		(1,028)
Mortgage securitization	151		95
Other operating activities	(1,203)		(944)
Net cash provided by (used in) operating activities	4,311		(1,857)
Cash flows provided by (used in) investing activities
Net (purchase) sale of property and equipment	71
Net (purchase) sale of property and equipment			(81)
Investment in and transactions with joint ventures and associates	(69)		(29)
Dividends and other proceeds relating to joint ventures and associates	27		382
Acquisitions, net of cash and cash equivalents	(2,633)	[1]	(412)	[1]
Other investing activities	(259)		(663)
Net cash provided by (used in) investing activities	(2,863)		(803)
Cash flows provided by (used in) financing activities
Increase in (repayment of) borrowed funds	(34)		31
Issuance of subordinated debt, net of issuance costs	646		1,992
Increase in (repayment of) borrowing from credit facility	1,786		108
Redemption of preferred shares and other equity instruments	0		(1,025)
Redemption of senior debentures and subordinated debt	(400)		(650)
Issuance of preferred shares and other equity instruments, net	0		987
Issuance of common shares on exercise of stock options	6		36
Transactions with non-controlling interests	(25)		19
Dividends paid on common and preferred shares	(1,671)		(1,428)
Payment of lease liabilities	(136)		(143)
Interest expense paid	(270)		(187)
Other financing activities	27		0
Net cash provided by (used in) financing activities	(71)		(260)
Changes due to fluctuations in exchange rates	302		(35)
Increase (decrease) in cash and cash equivalents	1,679		(2,955)
Net cash and cash equivalents, beginning of year	7,693		10,648
Net cash and cash equivalents, end of year	9,372		7,693
Short-term securities, end of year	1,841		4,452
Net cash, cash equivalents and short-term securities, end of year	11,213		12,145
Total cash consideration paid	3,267		446
Cash and cash equivalents acquired	$ 641		$ 34

[1]	Consists primarily of total cash consideration paid for the acquisition of DentaQuest of $3,267, less cash and cash equivalents acquired of $641 (2021 — total cash consideration paid of $446, less cash and cash equivalents acquired of $34).